SCHEDULE OF FOREIGN EXCHANGE RATES (Details)	Dec. 31, 2022	Dec. 31, 2021
Period End MYRUS Dollar 1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Exchange rate	4.3900	4.1650
Period Average MYRUS Dollar 1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Exchange rate	4.4004	4.1456
Period End MYRSG Dollar 1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Exchange rate	3.2740	3.0853
Period Average MYRSG Dollar 1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Exchange rate	3.1913	3.0842
Period End MYRHK Dollar 1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Exchange rate	0.5630	0.5342
Period Average MYRHK Dollar 1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Exchange rate	0.5619	0.5333
Period End MYRCNY 1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Exchange rate	0.6322	0.6547
Period Average MYRCNY 1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Exchange rate	0.6540	0.6428